Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Description of Plan [Line Items]
Schedule of non-elective employer contributions account vest
Years of Service	Percentage
1	0%
2	20%
3	40%
4	66%
5	100%